Intangible Assets, Net - Schedule of Amortization Expenses (Details)	Oct. 31, 2026 USD ($)
Schedule of Amortization Expenses [Abstract]
Amortization expenses, 2026	$ 513	[1]
Amortization expenses, 2027	1,026
Amortization expenses, 2028	1,026
Amortization expenses, 2029	1,026
Amortization expenses, 2030	1,026
Amortization expenses, thereafter	$ 1,791

[1]	For the six months ending October 31, 2026